RELATED PARTY TRANSACTIONS - (Narrative) (Details) $ in Thousands	1 Months Ended			9 Months Ended
	Apr. 30, 2013	Apr. 01, 2013	Mar. 01, 2012	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2012 ft²
Transactions with Third Party [Line Items]
Free rental space | ft²						220
Beihai Silver Beach [Member]
Transactions with Third Party [Line Items]
Lease period		10 years
Management Fee [Member] | Beihai Silver Beach [Member]
Transactions with Third Party [Line Items]
Service fee incurred				$ 297	$ 553
Hotel Service Fee [Member] | Crowne Plaza [Member]
Transactions with Third Party [Line Items]
Service fee incurred					7
Hotel Service Fee [Member] | Upsky Long Island [Member]
Transactions with Third Party [Line Items]
Service fee incurred				$ 35	3
Domain Name [Member] | Che Tian Xia Company [Member]
Transactions with Third Party [Line Items]
Related party transaction, domain name use period	5 years
Tianquan Vincent Mo [Member]
Transactions with Third Party [Line Items]
Lease period			10 years
Tianquan Vincent Mo [Member] | Lease Expense [Member]
Transactions with Third Party [Line Items]
Lease related expense paid by issuing share				$ 131	$ 131